STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants) (Details) (USD $)	1 Months Ended		2 Months Ended	12 Months Ended		1 Months Ended		2 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended							3 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended
	Mar. 31, 2013	Jan. 31, 2012	Aug. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Director [Member]	Jul. 31, 2011 Director [Member]	Aug. 30, 2013 Director [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member] Director [Member]	Dec. 31, 2011 Employee Stock Option [Member] Director [Member]	Jul. 31, 2011 Employee Stock Option [Member] Director [Member]	Mar. 31, 2013 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Jan. 31, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Minimum [Member]	Jan. 31, 2012 Warrant [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Maximum [Member]	Jan. 31, 2012 Warrant [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued			40,000									11,667	5,000	30,000		80,000	1,740,000	85,000
Proceeds from exercise of stock options			$ 43,200	$ 6,534	$ 75,835							$ 6,534		$ 30,000
Number of common shares issued from cashless exercise of warrants	9,171														9,171
The market value of the Company's common stock															$ 1.57
Exercise rescission							45,000															45,000
Loss on warrant repricing		11,919		70,491	17,753	5,834													70,491	11,919
Exercised options, exercise price	$ 1.57	$ 1.5		$ 0.50		$ 0.50		$ 0.96	$ 0.50				$ 0.667	$ 1							$ 0.50	$ 0.50
Proceeds from exercise of warrants		$ 42,500		$ 910,000	$ 65,000	$ 65,000										$ 40,000	$ 870,000	$ 42,500
Warrant exercise price															1.25	0.50								1.25		1.60
Exercised	45,000	85,000		1,820,000		130,000			100,000						45,000		1,640,000				1,865,000	85,000	1.25		1.75